Consolidated statement of comprehensive income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 1,212	$ 1,193	$ 1,182
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations	162	(79)	(66)
Net gains (losses) on hedges of investments in foreign operations	(85)	35	38
Other comprehensive income, net of tax, exchange differences on translation	77	(44)	(28)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI	44	53	98
Net (gains) losses reclassified to net income	(6)	(4)	(6)
Other comprehensive income, net of tax, debt securities	38	49	92
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(11)	91	44
Net (gains) losses reclassified to net income	14	(50)	(1)
Other comprehensive income, net of tax, cash flow hedges	3	41	43
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans	(105)	11	(135)
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	(22)	13	10
Net gains (losses) on equity securities designated at FVOCI	36	1	2
Total OCI	27	71	(16)
Comprehensive income	1,239	1,264	1,166
Comprehensive income attributable to non-controlling interests	7	8	4
Preferred shareholders	31	32	23
Common shareholders	1,201	1,224	1,139
Comprehensive income attributable to equity shareholders	1,232	1,256	1,162
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations	(1)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(8)	(2)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income	(1)	(8)	(2)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI	(12)	(13)	(18)
Income tax (expense) benefit, Net (gains) losses reclassified to net income	2	2	2
Income tax (expense) benefit relating to debt securities of other comprehensive income	(10)	(11)	(16)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges	4	(32)	(16)
Income tax (expense) benefit, Net (gains) losses reclassified to net income	(5)	17	1
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income	(1)	(15)	(15)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans	36	1	42
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	8	(4)	(4)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI	(13)	(1)
Income tax (expense) benefit relating to components of other comprehensive income	$ 19	$ (38)	$ 5